INVENTORIES, NET	12 Months Ended
Dec. 31, 2024
INVENTORIES, NET
INVENTORIES, NET

3. INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Raw materials	6,957	5,699
Work in process	10,618	5,265
Finished goods	67,312	45,825
Inventories, net	84,887	56,789

During the years ended December 31, 2022, 2023 and 2024, the Group recorded a provision for the excess and obsolete inventories amounting to US$5,878, US$7,297 and US$5,168 respectively.